Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Net income for the year	R$ 13,595,621	R$ 4,292,618	R$ 2,244,511
Adjustments to reconcile net income to net cash provided by operations:
Accrued charges on borrowings and financing	2,053,547	1,909,546	1,879,116
Charges on loans and financing granted	(61,632)	(32,684)	(58,728)
Depreciation/ depletion / amortization	2,218,192	2,522,063	1,519,331
Equity in results of affiliated companies	(182,504)	(71,755)	(125,715)
Charges on lease liabilities	62,470	54,236	52,607
Deferred income tax and social contribution	759,355	(1,426,696)	(2,398,400)
Provision for tax, social security, labor and civil risks	(61,404)	4,405	(164,223)
Monetary variations and exchange differences	1,039,420	2,010,056	853,449
Contractual agreement			(131,817)
Proceeds from disposal of fixed and intangible assets	74,260	12,998	114,603
Provision (Reversal) for consumption and services	41,450	(29,057)	(130,339)
PIS and COFINS credits			(160,609)
Provision for environmental liabilities and decommissioning of assets	92,406	10,388	17,110
Updated shares – Fair value through profit or loss (VJR)	11,293	(1,203,068)	118,780
Receivables by indemnity	(17,713)	(517,183)
Net gains on the sale of the shares of Usiminas	(505,844)
Net gains on the sale of the shares of CSN Mineração	(2,472,497)
Dividends USIMINAS	(196,838)	(3,989)	(29,451)
Other provisions	(18,369)	(27,681)	114,126
Total Adjustments to reconcile net income (loss) to net cash provided by operations	16,431,213	7,504,197	3,714,351
Changes in assets and liabilities
Trade receivables - third parties	1,233,727	(594,731)	49,338
Trade receivables - related parties	(23,220)	49,412	(77,271)
Inventories	(6,352,079)	755,571	(218,242)
Receivables from related parties/Dividends	206,475	90,306	99,276
Recoverable taxes	(65,161)	865,984	14,051
Judicial deposits	(14,688)	50,028	19,312
Trade payables	1,173,033	2,103,283	(354,288)
Trade payables – Forfaiting and Drawee risk	3,816,106	(497,451)	1,055,546
Payroll and related taxes	46,653	(43,649)	36,271
Taxes in installments	1,221,191	1,654,135	280,413
Payables to related parties	(28,909)	12,019	1,956
Advance from customer	(697,137)	(10,011)	2,524,826
Interest paid	(2,137,782)	(1,922,130)	(2,039,112)
Cash flow hedge accounting paid	(12,573)	(299,585)
Other	(3,586)	(140,504)	(234,548)
Increase (Decrease) in assets and liabilities	(1,637,950)	2,072,677	1,157,528
Net cash generated by operating activities	14,793,263	9,576,874	4,871,879
Investments / acquisition of shares	(296,357)	(132,197)	(210,062)
Purchase of property, plant and equipment	(2,864,707)	(1,683,839)	(2,215,883)
Loans granted to related parties	(123,656)	(101,631)	(101,913)
Loans received from related parties		14,584	23,623
Financial investment, net of redeemed amount	1,504,770	39,428	289,213
Cash used to acquire interest in CBSI			(21,345)
Net cash received from sale of CSN Mineração's shares	3,164,612
Cash on Elizabeth´s consolidation	54,768
Deposit in guarantee for the acquisition of LafargeHolcim	(263,750)
Price paid in investments of Elizabeth´s	(727,752)
Net cash used in (generated by) investing activities	447,928	(1,863,655)	(2,236,367)
Borrowings and financing raised	12,845,544	8,085,902	10,068,627
Cost of borrowing	(162,852)	(39,174)	(67,362)
Payment of borrowings	(17,639,178)	(6,448,658)	(11,775,093)
Amortization of leases	(114,303)	(103,648)	(94,727)
Payment of dividends and interests on shareholder’s equity	(3,290,544)	(309,350)	(1,920,309)
Issuance of new CSN Mineração's shares	1,347,862
Share repurchase	(1,516,388)
Net cash used in (generated by) financing activities	(8,529,859)	1,185,072	(3,788,864)
Exchange rate changes on cash and cash equivalents of foreign subsidiaries	(9,438)	(42,660)	(5,697)
Increase (Decrease) in cash and cash equivalents	6,701,894	8,855,631	(1,159,049)
Cash and cash equivalents at the beginning of the year	9,944,586	1,088,955	2,248,004
Cash and cash equivalents at the end of the year	R$ 16,646,480	R$ 9,944,586	R$ 1,088,955